Long Term Debt (Narrative) (Details) $ in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)	Nov. 15, 2018 USD ($)	Oct. 04, 2018 USD ($)	Jun. 07, 2018 USD ($)	May 16, 2018 CAD ($)	Feb. 28, 2018 USD ($)	Jan. 12, 2018 BBD ($)
Debt Instrument [Line Items]
Proceeds from Issuance of Common Stock	$ 10	$ 682
Repayments of Long-term Debt	757	453
Issuance of preferred stock, net of issuance costs	291	0
Emera Inc
Debt Instrument [Line Items]
Long-term Debt, Gross	2,701	$ 2,363
Emera Inc | Debt and Preferred Equity Shelf Prospectus [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	$ 450					$ 750
Debt Instrument, Maturity Date	Jun. 16, 2020
Issuance of preferred stock, net of issuance costs	$ 300
Nova Scotia Power Inc. [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Expiration Date	Oct. 01, 2023	Oct. 01, 2021
Long-term Debt, Gross	$ 2,576	$ 2,424
Nova Scotia Power Inc. [Member] | Medium-term Notes [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	$ 1,965	$ 1,965
Emera Brunswick Pipeline Company Limited [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Expiration Date	Feb. 01, 2022	Feb. 01, 2021
Tampa Electric Division [Member] | U.S. Notes, Due 2048 [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage					4.30%
Debt Instrument, Face Amount					$ 350
Debt Instrument, Maturity Date	Jun. 15, 2048
Tampa Electric Division [Member] | U.S. Notes, Due 2049 [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage				4.45%
Debt Instrument, Face Amount				$ 375
Debt Instrument, Maturity Date	Jun. 15, 2049
TECO Finance, Inc. [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	$ 409	$ 690
TECO Finance, Inc. [Member] | U.S. Notes [Member]
Debt Instrument [Line Items]
Repayments of Long-term Debt	$ 250
ECI [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage								4.00%
Debt Instrument, Maturity Date	Jan. 12, 2023
Long-term Debt, Gross								$ 18
Emera Maine [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	$ 478	$ 408
Emera Maine [Member] | Line of Credit [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity							$ 80
Line of Credit Facility, Expiration Date	Feb. 28, 2023	Sep. 25, 2019
Emera Maine [Member] | U.S. Notes, Due 2048 [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage			4.71%
Debt Instrument, Face Amount			$ 50
Debt Instrument, Maturity Date	Nov. 15, 2048
Grand Bahama Power Company Limited [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	$ 182	$ 166